Trade and other receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Ifrs Statement [Line Items]
Trade receivables	$ 42,481	$ 41,675
Deposits and prepayments	1,906	2,460
Other receivables	1,842	952
Total	$ 46,229	$ 45,087